Intangible Assets, Net	6 Months Ended	12 Months Ended
	Mar. 31, 2026	Sep. 30, 2025
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 6 – INTANGIBLE ASSETS, NET

As of March 31, 2026 and September 30, 2025, intangible assets, net consisted of:

	March 31,	September 30,
	2026	2025
Software development - property management system	$160,000	$160,000
Internally developed application	230,393	100,400
Less: Accumulated amortization	(88,889)	(62,222)
Intangible assets, net	$301,504	$198,178

Amortization expense for the three months ended March 31, 2026 and 2025, was $13,333 and $13,333, respectively, which is included in costs of revenues in the consolidated statements of operations.

Amortization expense for the six months ended March 31, 2026 and 2025, was $26,667 and $26,667, respectively, which is included in costs of revenues in the consolidated statements of operations.

As of March 31, 2026, the internally developed application was not yet placed in service and therefore amortization has not commenced.

NOTE 6 – INTANGIBLE ASSETS, NET

As of September 30, 2025 and 2024, intangible assets, net consisted of:

	September 30,
	2025	2024
Software development - property management system	$160,000	$160,000
Internally developed application	100,400	-
Less: Accumulated amortization	(62,222)	(8,889)
Intangible assets, net	$198,178	$151,111

Amortization expense for the years ended September 30, 2025 and 2024, was $53,333 and $8,889, respectively, which is included in costs of revenues in the consolidated statements of operations.

As of September 30, 2025, the internally developed application was not yet placed in service and therefore amortization has not commenced.

Future amortization expense for software placed in service is as follows:

Year ending September 30,
2026	$53,333
2027	44,445
$97,778